Discontinued operations	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations

Note 4 – Discontinued operations

In September 2023, the Board resolved on the plan to streamline its medical services practice, which was carried out through the entities of KRHSG, EUDA PL, ZKTV PL, SEMA, ED PL, KR Hill PL, ZKT PL, KR Digital, and Zukihealth, as the Company is in the process of transitioning its business to other medical service fields. The streamlining of the Company’s medical services practice was accounted for as a discontinued operation because it represented a strategic shift that had a major effect on the Company’s operations and financial results in accordance with ASC 205-20-45.

On January 1, 2024, the Company lost control of SEMA, Euda PL, and its subsidiary ZKTV PL, while they were undergoing liquidation. Accordingly, the Company deconsolidated SEMA, Euda PL and ZKTV PL from its unaudited condensed consolidated financial statements effective as of that date.

On December 30, 2024, the Company sold 100% equity interest of KRHSG to Merlion Club Limited, an unrelated party, for a consideration of $1.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the its unaudited condensed consolidated statements of operations for the six months ended June 30, 2025 and 2024 are as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)

REVENUE	$-	$-

COST OF REVENUE	-	-

GROSS PROFIT	-	-

OPERATING EXPENSES
Selling	-	12,987
General and administrative	-	85,259
Research and development	-	-
TOTAL OPERATING EXPENSES	-	98,246

LOSS FROM OPERATIONS	-	(98,246)

OTHER INCOME (EXPENSE), NET	-	13,679

LOSS BEFORE INCOME TAXES	-	(84,567)

PROVISION FOR INCOME TAXES	-	106

NET LOSS ATTRIBUTABLE TO EUDA	$-	$(84,673)

Reconciliation of the amount of cash flows from discontinued operations in the unaudited condensed consolidated statements of cash flows the six months ended June 30, 2025 and 2024 are as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)

Net cash used in operating activities from discontinued operations	$-	$(137,787)
Net cash used in financing activities from discontinued operations	-	197,739